DECHERT LLP

1775 I STREET, N.W.

WASHINGTON, D.C. 20006

(202) 261-3300

July 31, 2008

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	PIMCO Funds (the “Trust”)
(File	Nos. 033-12113 and 811-05028)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), we hereby certify on behalf of the Trust, that (i) the forms of the (a) Bond Funds Institutional and Administrative Class Prospectus, (b) Bond Funds Class A, B and C Prospectus, (c) Bond Funds Class D Prospectus, (d) Bond Funds Class R Prospectus, (e) Bond Funds Class P Prospectus, (f) Strategic Markets Funds Institutional and Administrative Class Prospectus, (g) Real Return Strategy, Asset Allocation & Equity-Related Funds Class A, B and C Prospectus, (h) Real Return Strategy, Asset Allocation & Equity-Related Funds Class D Prospectus, (i) Strategic Markets Funds Class P Prospectus, (j) Municipal Bond Funds Class A, B and C Prospectus, (k) Municipal Bond Funds Class D Prospectus, (l) PIMCO Real Return Fund Class A, B and C Prospectus, (m) Total Return Institutional and Administrative Class Prospectus, (n) PIMCO Total Return Fund Class A, B and C Prospectus, (o) Total Return Class P Prospectus, (p) RealRetirement Funds Institutional and Administrative Class Prospectus, (q) RealRetirement Funds Class A and C Prospectus, (r) RealRetirement Funds Class D Prospectus, (s) RealRetirement Funds Class R Prospectus, and (t) RealRetirement Funds Class P Prospectus that the Trust would have filed pursuant to Rule 497(c) under the 1933 Act do not differ from those contained in Post-Effective Amendment No. 138, which was filed on July 25, 2008, and (ii) the text of Post-Effective Amendment No. 138 was filed electronically on July 25, 2008.

Please do not hesitate to contact the undersigned at (202) 261-3387 if you have any questions regarding this certification.

Sincerely,

/s/ Nauman S. Malik

cc:

J. Stephen King, Jr.

Joshua Ratner

Brendan C. Fox